Fair Value - Schedule of Carrying Values and Estimated Fair Values for Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Financial Assets
Investment in marketable equity securities	$ 84	$ 95
Investment securities available for sale	19,936	8,995
Investment securities held to maturity	9,979	10,279
Interest rate & other derivative — non-qualifying hedges	640	159
Financial Liabilities
Fair value of derivative financial instruments	636	486
Carrying Value
Financial Assets
Cash and due from banks	908	518
Interest-earning deposits at banks	33,609	5,025
Securities purchased under agreements to resell	473
Investment in marketable equity securities	84	95
Investment securities available for sale	19,936	8,995
Investment securities held to maturity	9,979	10,279
Loans held for sale	73	52
Net loans	129,545	67,720
Accrued interest receivable	832	329
Federal Home Loan Bank stock	20	197
Mortgage servicing rights	25	25
Financial Liabilities
Deposits with no stated maturity	129,427	78,798
Time deposits	16,427	10,610
Credit balances of factoring clients	1,089	995
Securities sold under customer repurchase agreements	485	436
Other short-term debt		1,750
Long-term borrowings	37,160	4,452
Accrued interest payable	137	57
Carrying Value | Qualifying Hedges
Financial Assets
Interest rate & other derivative — non-qualifying hedges	0
Financial Liabilities
Fair value of derivative financial instruments	0
Carrying Value | Non-qualifying Hedges
Financial Assets
Interest rate & other derivative — non-qualifying hedges	640	159
Financial Liabilities
Fair value of derivative financial instruments	636	486
Estimated Fair Value
Financial Assets
Cash and due from banks	908	518
Interest-earning deposits at banks	33,609	5,025
Securities purchased under agreements to resell	473
Investment in marketable equity securities	84	95
Investment securities available for sale	19,936	8,995
Investment securities held to maturity	8,503	8,795
Loans held for sale	73	49
Net loans	126,696	64,312
Accrued interest receivable	832	329
Federal Home Loan Bank stock	20	197
Mortgage servicing rights	42	47
Financial Liabilities
Deposits with no stated maturity	129,427	78,798
Time deposits	16,416	10,504
Credit balances of factoring clients	1,089	995
Securities sold under customer repurchase agreements	485	436
Other short-term debt		1,750
Long-term borrowings	36,816	4,330
Accrued interest payable	137	57
Estimated Fair Value | Level 1
Financial Assets
Cash and due from banks	908	518
Interest-earning deposits at banks	33,609	5,025
Securities purchased under agreements to resell	0
Investment in marketable equity securities	36	32
Investment securities available for sale	0	0
Investment securities held to maturity	0	0
Loans held for sale	0	0
Net loans	0	0
Accrued interest receivable	0	0
Federal Home Loan Bank stock	0	0
Mortgage servicing rights	0	0
Financial Liabilities
Deposits with no stated maturity	0	0
Time deposits	0	0
Credit balances of factoring clients	0	0
Securities sold under customer repurchase agreements	0	0
Other short-term debt		0
Long-term borrowings	0	0
Accrued interest payable	0	0
Estimated Fair Value | Level 2
Financial Assets
Cash and due from banks	0	0
Interest-earning deposits at banks	0	0
Securities purchased under agreements to resell	473
Investment in marketable equity securities	48	63
Investment securities available for sale	19,779	8,821
Investment securities held to maturity	8,503	8,795
Loans held for sale	38	4
Net loans	1,479	1,679
Accrued interest receivable	832	329
Federal Home Loan Bank stock	20	197
Mortgage servicing rights	0	0
Financial Liabilities
Deposits with no stated maturity	129,427	78,798
Time deposits	16,416	10,504
Credit balances of factoring clients	0	0
Securities sold under customer repurchase agreements	485	436
Other short-term debt		1,750
Long-term borrowings	36,816	4,312
Accrued interest payable	137	57
Estimated Fair Value | Level 3
Financial Assets
Cash and due from banks	0	0
Interest-earning deposits at banks	0	0
Securities purchased under agreements to resell	0
Investment in marketable equity securities	0	0
Investment securities available for sale	157	174
Investment securities held to maturity	0	0
Loans held for sale	35	45
Net loans	125,217	62,633
Accrued interest receivable	0	0
Federal Home Loan Bank stock	0	0
Mortgage servicing rights	42	47
Financial Liabilities
Deposits with no stated maturity	0	0
Time deposits	0	0
Credit balances of factoring clients	1,089	995
Securities sold under customer repurchase agreements	0	0
Other short-term debt		0
Long-term borrowings	0	18
Accrued interest payable	0	0
Estimated Fair Value | Qualifying Hedges
Financial Assets
Interest rate & other derivative — non-qualifying hedges	0
Financial Liabilities
Fair value of derivative financial instruments	0
Estimated Fair Value | Qualifying Hedges | Level 1
Financial Assets
Interest rate & other derivative — non-qualifying hedges	0
Financial Liabilities
Fair value of derivative financial instruments	0
Estimated Fair Value | Qualifying Hedges | Level 2
Financial Assets
Interest rate & other derivative — non-qualifying hedges	0
Financial Liabilities
Fair value of derivative financial instruments	0
Estimated Fair Value | Qualifying Hedges | Level 3
Financial Assets
Interest rate & other derivative — non-qualifying hedges	0
Financial Liabilities
Fair value of derivative financial instruments	0
Estimated Fair Value | Non-qualifying Hedges
Financial Assets
Interest rate & other derivative — non-qualifying hedges	640	159
Financial Liabilities
Fair value of derivative financial instruments	636	486
Estimated Fair Value | Non-qualifying Hedges | Level 1
Financial Assets
Interest rate & other derivative — non-qualifying hedges	0	0
Financial Liabilities
Fair value of derivative financial instruments	0	0
Estimated Fair Value | Non-qualifying Hedges | Level 2
Financial Assets
Interest rate & other derivative — non-qualifying hedges	633	159
Financial Liabilities
Fair value of derivative financial instruments	635	486
Estimated Fair Value | Non-qualifying Hedges | Level 3
Financial Assets
Interest rate & other derivative — non-qualifying hedges	7	0
Financial Liabilities
Fair value of derivative financial instruments	$ 1	$ 0